Assets and liabilities included in disposal group classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of assets and liabilities classified as held for sale	The perimeter of the disposal group has been accounted for in line with the requirements of IFRS5 as at 31 December 2023. A detailed analysis of the disposal group is presented below:

As at 31 December	2023
£m
Assets included in disposal groups classified as held for sale
Loans and advances to customers	3,855
Intangible assets	15
Property, plant and equipment	24
Other assets	22
Total assets classified as held for sale	3,916

Liabilities included in disposal groups classified as held for sale
Deposits from customers	3,077
Other liabilities	83
Provisions	4
Total liabilities classified as held for sale	3,164

Net assets classified as held for sale	752